Condensed Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net loss	$ (88,630)	$ (1,083)	$ (95,632)	$ (348,329)	$ (309,870)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	126,194	132,049	263,639	274,305	313,759
Stock-based compensation	2,699	4,424	7,437	11,278	8,370
Amortization and write-off of deferred financing costs, and other	6,669	6,592	13,822	15,705	19,624
Equity in income (loss) from unconsolidated affiliates, net of distributions	151	136	93	(309)	794
Loss on retirement of debt	4,828			64,673	3,779
Provision for doubtful accounts	4,018	8,524	20,332	15,729	12,438
Property charges and other	5,042	2,701	14,689	4,068	24,468
(Increase) decrease in swap fair value	(2,260)	(1,368)	(3,829)	4,233	4,224
Increase (decrease) in cash from changes in:
Receivables	(3,139)	(4,372)	(35,747)	(29,683)	(25,016)
Inventories and prepaid expenses and other	1,823	9,494	13,237	19,452	180
Accounts payable and accrued expenses	8,212	(13,882)	5,679	41,777	(14,227)
Due to affiliates, net	8,135	(5,592)	24,242	31,746	41,879
Net cash provided by operating activities	73,742	137,623	227,962	104,645	80,402
Cash flows from investing activities:
Capital expenditures, net of construction payables and retention	(23,439)	(34,758)	(65,207)	(157,080)	(245,040)
Deposits and other assets	(1,747)	(1,603)	(2,348)	(4,796)	4,278
Due to affiliates, net	6,863	5,432	13,728	3,597	(8,468)
Proceeds from sale of assets	313	54	255	218	42
Net cash used in investing activities	(18,010)	(30,875)	(53,572)	(158,061)	(249,188)
Cash flows from financing activities:
Proceeds from issuance of long-term debt	900,000			1,995,686	649,481
Capital contribution from the Parent				50,000	412,951
Principal payments on long-term debt	(371,567)	(20,755)	(25,473)	(1,933,238)	(929,909)
Interest rate swap transactions	(2,368)
Payments of financing costs	(11,268)	(58)	(58)	(72,846)	(20,698)
Net cash provided by (used in) financing activities	514,797	(20,813)	(25,531)	39,602	111,825
Cash and cash equivalents:
Increase (decrease) in cash and cash equivalents	570,529	85,935	148,859	(13,814)	(56,961)
Balance, beginning of period	201,399	52,540	52,540	66,354	123,315
Balance, end of period	771,928	138,475	201,399	52,540	66,354
Supplemental cash flow disclosures:
Cash paid for interest, net of amounts capitalized	92,400	99,800	197,949	147,542	138,787
Change in construction payables and retention			(3,479)	(9,599)	(183,842)
Capitalized stock-based compensation			512	525	524
Capital contribution from Parent					$ 16,539